Lease obligation (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Lease obligations	$ 2,669,742	$ 3,406,144
Current portion of lease obligations	(773,465)	(736,408)
Long-term lease obligations	1,896,277	2,669,736
Aircraft
Lease obligations	1,220,425	1,680,103
Office Building
Lease obligations	1,440,085	1,669,953
Printer
Lease obligations	9,232	13,573
Office Equipment
Lease obligations	$ 0	$ 42,515